                                                    Registration Nos. 333-105246
                                                                      811-09359

     As filed With the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

     Pre-effective Amendment No.   [ ]

     Post-Effective Amendment No.  [3]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                    [X]

     Amendment No.                [12]

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VL-R
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                                830 Third Avenue
                            New York, New York 10022
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 12, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 3 to the Form N-6 Registration Statement No. 333-105246 ("Registration Statement") of The United States Life Insurance Company in the City of New York ("Depositor") and its Separate Account USL VL-R ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding a guarantee as an exhibit.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-105246).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-105246). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VL-R and among other things the marketing of variable life products in New York. (3)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between The United States Life Insurance Company in the City of New York and American General Equity Services Corporation, effective October 1, 2002. (6)

     (2)  Form of Selling Group Agreement. (6)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of the "Platinum Investor(R)PLUS" Variable Universal Life Insurance Policy, Form No. 02600N. (12)

(e)  Applications.

     (1) Specimen form of Application for Variable Life Insurance, Form No. USL 9147 Rev1101, and Part B Form No. 3346(Y). (10)

     (2) Form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 100175-33. (13)

     (3)  Form of Service Request Form, Form No. AGLC 100817 REV0803. (13)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York. (1)

     (2) Copy of the Amended and Restated Bylaws of The United States Life Insurance Company in the City of New York dated July 25, 2002. (13)

(g)  Reinsurance Contracts. Inapplicable.

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (4)

     (1)(b) Form of Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (11)

     (1)(c) Form of Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (13)

     (2)(a) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (4)

     (2)(b) Form of First Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Stock Portfolio Company and The Variable Annuity Life Insurance Company. (5)

     (3)(a) Form of Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (4)

     (4)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (4)

     (4)(b) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

     (4)(c) Form of Amendment No. 2 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (13)

     (5)(a) Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (5)(b) Form of Amendment No. 1 to Participation Agreement by and Among The Universal Institution Funds, Inc., Van Kampen Funds Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (4)

     (5)(c) Form of Amendment No. 3 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (11)

     (5)(d) Form of Amendment No. 4 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (13)

     (6)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York. (4)

     (7)(a) Form of Participation Agreement by and among The Alger American Fund, The United States Life Insurance Company in the City of New York and Fred Alger & Company, Incorporated. (13)

     (8)(a) Participation Agreement by and Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds Inc. (2)

     (8)(b) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (7)

     (8)(c) Form of Amendment No. 3 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (13)

     (9)(a) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (13)

     (10)(a) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (13)

     (11)(a) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (5)

     (11)(b) Form of Amendment to Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (13)

     (12)(a) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

     (12)(b) Form of Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (8)

     (13)(a) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

     (14)(a) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (5)

     (15)(a) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

     (16)(a) Form of Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

     (16)(b) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
               (13)

     (17)(a) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

     (17)(b) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
               (13)

     (18)(a) Form of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (13)

     (19)(a) Form of Amended and Restated Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of September 5, 2003. (14)

     (20)(a) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. (13)

     (21)(a) Form of Shareholder Services Agreement by and between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

     (22)(a) Form of Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (4)

     (22)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (13)

     (23)(a) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1999. (13)

     (23)(b) Form of Amendment No. 1 to Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc. (13)

     (24)(a) Form of Amended and Restated Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc., dated as of April 1, 2004.
               (14)

     (25)(a) Form of Agreement with respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated, effective August 1, 2003. (13)

     (25)(b) Form of Amendment No. 1 to Agreement with respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (13)

     (25)(c) Form of Amendment No. 2 to Agreement with Respect to Trademarks and Fund Names by and among A I M Management Group Inc., A I M Distributors, Inc., AIM Variable Insurance Funds, The United States Life Insurance Company in the City of New York and American General Equity Services Corporation. (14)

     (26)(a) Form of Administrative Services Agreement between The Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (4)

     (27)(a) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York. (5)

     (28)(a) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (29)(a) Form of Services Agreement by and between Pacific Investment Management Company LLC. and The United States Life Insurance Company in the City of New York (5)

     (30)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust. (5)

     (31)(a) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

     (32)(a) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (9)

     (32)(b) Form of Amendment to Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (13)

     (33)(a) Form of Service Contract by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (13)

     (34)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (35)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (36)(a) Form of Services Agreement Class O between Fred Alger Management, Inc. and The United States Life Insurance Company in the City of New York. (13)

     (37)(a) Form of Administrative Services Agreement by and among The United States Life Insurance Company in the City of New York and OppenheimerFunds, Inc. (13)

     (38)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and The United States Life Insurance Company in the City of New York. (14)

(i)  Administrative Contracts.

     (1) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and American General Life Companies, effective February 1, 2004. (14)

(j)  Other Material Contracts.

     (1) General Guarantee Agreement between The United States Life Insurance Company in the City of New York and American Home Assurance Company. (Filed herewith)

(k)  Legal Opinion.

     (1) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (13)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of The United States Life Insurance Company in the City of New York's actuary. (13)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of The United States Life Insurance Company in the City of New York's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (14)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 3, 2004.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(3) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 27, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 1 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on February 18, 2003.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 26, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 2, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 15, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 4 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 29, 2003.

(12) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 15, 2003.

(13) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on September 5, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105762) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 2, 2005.

Item 27. Directors and Officers of the Depositor

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Rodney O. Martin, Jr.      Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff        Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz             Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen            Director
5608 N. Waterbury Road
Des Moines, IA 50312

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Patrick J. Foley           Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell III       Director
419 West Beach Road
Charlestown, RI 02813

Jack R. Harnes             Director
70 Pine Street
New York, NY 10270

David L. Herzog            Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell             Director
Indian Rock Corporation
263 Glenville Rd, 2nd
Floor Greenwich,
CT 06831

Ernest T. Patrikis         Director
70 Pine Street
New York, NY 10270

Gary D. Reddick            Director, Executive Vice President and Chief
2929 Allen Parkway         Administrative Officer
Houston, TX 77019

Christopher J. Swift       Director, Executive Vice President and Chief
2929 Allen Parkway         Financial Officer
Houston, TX 77019

James W. Weakley           Director, President-Group Benefits & Financial
2929 Allen Parkway         Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019          Center and Chief Executive Officer-Group Benefits &
                           Financial Institutions, and AIG Workplace Solutions
                           Profit Center

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Thomas L. Booker           President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard A. Hollar          President-Life Brokerage Profit Center and
750 West Virginia Street   Chief Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

David R. Armstrong         Executive Vice President
3600 Route 66
Neptune, NJ 07754

Chris T. Calos             Executive Vice President
3600 Route 66
Neptune, NJ 07754

Stephen A. Appleyard       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard           Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein        Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi           Senior Vice President
3600 Route 66
Neptune, NJ 07754

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Jeffrey H. Carlson         Senior Vice President and Chief Information Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli             Senior Vice President and
830 Third Avenue           Chief Business Development Officer
New York, NY 10022

Robert M. Goldbloom        Senior Vice President
80 Pine Street
New York, NY 10005

William F. Guterding       Senior Vice President and Chief Underwriting Officer
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.     Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings           Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Frank A. Kophamel          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Packer          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri           Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi           Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Ronald J. Rovner           Senior Vice President
830 Third Avenue
New York, NY 10022

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Dewitt M. Smith            Senior Vice President
3600 Route 66
Neptune, NJ 07754

James P. Steele            Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele           Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Frederic R. Yopps          Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Steven E. Zimmerman        Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon            Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel             Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski        Vice President, Treasurer and Controller
3600 Route 66
Neptune, NJ 07754

Paul Bell, III             Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Michael B. Boesen          Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Brady             Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman       Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby            Vice President and Actuary
One Woodfield Lake
Schaumburg, IL 60173

David W. Butterfield       Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner          Vice President
2929 Allen Parkway
Houston, TX 77019

Shari Ciapka               Vice President
3600 Route 66
Neptune, NJ 07754

James Cortiglia            Vice President
3600 Route 66
Neptune, NJ 07754

Joseph Diaz, Jr.           Vice President
830 Third Avenue
New York, NY 10022

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Carolyn DiPalma            Vice President
3600 Route 66
Neptune, NJ 07754

Douglas M. Donnenfield     Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey             Vice President
3600 Route 66
Neptune, NJ 07754

Farideh N. Farrokhi        Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick       Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette        Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer       Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer             Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty              Vice President
6363 Forest Park Road
Dallas, TX 75235

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Rona B. Hoffman            Vice President
3600 Route 66
Neptune, NJ 07754

Keith C. Honig             Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard          Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble            Vice President
2929 Allen Parkway
Houston, TX 77019

Karen M. Isaacs            Vice President
3600 Route 66
Neptune, NJ 07754

Sharla A. Jackson          Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Wesley Jarvis              Vice President
3600 Route 66
Neptune, NJ 07754

Scott B. Klein             Vice President
3600 Route 66
Neptune, NJ 07754

Gary J. Kleinman           Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Linda K. Lewis             Vice President
6363 Forest Park Road
Dallas, TX 75235

Randy J. Marash            Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin            Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask              Vice President, Real Estate Investment Officer and
2777 Allen Parkway         Assistant Secretary
Houston, TX 77019

Gordon S. Massie           Vice President
2929 Allen Parkway
Houston, TX 77019

Richard A. Mercante        Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Alex N. Moral              Vice President - Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia            Vice President
2727 Allen Parkway
Houston, TX 77019

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Deanna D. Osmonson         Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.       Vice President, Real Estate Investment Officer and
2929 Allen Parkway         Assistant Secretary
Houston, TX 77019

Kirsten M. Pedersen        Vice President
2929 Allen Parkway
Houston, TX 77019

Walter J. Rudecki, Jr.     Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben         Vice President
#1 Franklin Square
Springfield, IL 62713

Imad A. Salman             Vice President
3600 Route 66
Neptune, NJ 07754

Kristen E. Sather          Vice President
1 Chase Manhattan Place
New York, NY 10005

Edward M. Schmauder        Vice President
3600 Route 66
Neptune, NJ 07754

Richard W. Scott           Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

                                    Positions and Offices with Depositor
   Name and Principal       The United States Life Insurance Company in the City
    Business Address                            of New York
------------------------   -----------------------------------------------------
Tom L. Scott               Vice President and General Auditor
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires             Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh            Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite           Vice President
One Woodfield Lake
Schaumburg, IL 60173

Ronald Williams            Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck          Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                                of Voting
                                                                                               Securities
                                                                            Jurisdiction of   Owned by its
                                                                             Incorporation      Immediate
                                                                            or Organization    Parent/(2)/
                                                                            ---------------   ------------
American International Group, Inc. /(1)/...........................................Delaware         /(3)/
   AIG Aviation, Inc. ..............................................................Georgia     100
   AIG Bulgaria Insurance and Reinsurance Company EAD..............................Bulgaria     100
   AIG Capital Corporation ........................................................Delaware     100
      AIG Consumer Finance Group, Inc. ............................................Delaware     100
         AIG Bank Polska S.A. .......................................................Poland   97.23
         AIG Credit S.A. ............................................................Poland      80
         Compania Financiera Argentina S.A. ......................................Argentina    92.7
      AIG Finance Holdings, Inc. ..................................................New York     100
         AIG Finance (Hong Kong) Limited..........................................Hong Kong     100
      AIG Global Asset Management Holdings Corp. ..................................Delaware     100
         AIG Asset Management Services, Inc. ......................................Delaware     100
            Brazos Capital Management, L.P. .......................................Delaware      92
         AIG Capital Partners, Inc. ...............................................Delaware     100
         AIG Equity Sales Corp. ...................................................New York     100
         AIG Global Investment Corp. ............................................New Jersey     100
      International Lease Finance Corporation....................................California   64.85 /(4)/
      AIG Global Real Estate Investment Corp. .....................................Delaware     100
   AIG Credit Corp. ........................................................... ...Delaware     100
      A.I. Credit Corp. ......................................................New Hampshire     100
      Imperial Premium Finance, Inc. ............................................California     100
      Imperial Premium Finance, Inc. ..............................................Delaware     100
   AIG Egypt Insurance Company, S.A.E. ...............................................Egypt   89.98
   AIG Federal Savings Bank........................................................Delaware     100
   AIG Financial Advisor Services, Inc. ...........................................Delaware     100
      AIG Financial Advisor Services (Europe), S.A. .............................Luxembourg     100
   AIG Financial Products Corp. ...................................................Delaware     100
      AIG Matched Funding Corp. ...................................................Delaware     100
      Banque AIG.....................................................................France      90 /(5)/
   AIG Funding, Inc. ..............................................................Delaware     100
   AIG Global Trade & Political Risk Insurance Company...........................New Jersey     100
   A.I.G. Golden Insurance Ltd. .....................................................Israel   50.01
   AIG Life Insurance Company......................................................Delaware      79 /(6)/
   AIG Life Insurance Company of Canada..............................................Canada     100
   AIG Life Insurance Company of Puerto Rico....................................Puerto Rico     100
   AIG Liquidity Corp. ............................................................Delaware     100
   AIG Marketing, Inc. ............................................................Delaware     100
   AIG Memsa, Inc. ................................................................Delaware     100 /(7)/
      Tata AIG General Insurance Company Limited......................................India      26
   AIG Private Bank Ltd. .......................................................Switzerland     100
   AIG Retirement Services, Inc. ..................................................Delaware     100 /(8)/
      SunAmerica Life Insurance Company.............................................Arizona     100
         SunAmerica Investments, Inc. ..............................................Georgia      70 /(9)/
            AIG Advisor Group, Inc. ...............................................Maryland     100

                               SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                                of Voting
                                                                                               Securities
                                                                            Jurisdiction of   Owned by its
                                                                             Incorporation      Immediate
                                                                            or Organization    Parent/(2)/
                                                                            ---------------   ------------
               Advantage Capital Corporation.......................................New York     100
               FSC Securities Corporation..........................................Delaware     100
               Royal Alliance Associates, Inc. ....................................Delaware     100
               Sentra Securities Corporation.....................................California     100
               Spelman & Co., Inc. ..............................................California     100
               SunAmerica Securities, Inc. ........................................Delaware     100
            AIG SunAmerica Life Assurance Company...................................Arizona     100 /(10)/
               AIG SunAmerica Asset Management Corp. ..............................Delaware     100
                  AIG SunAmerica Capital Services. Inc. ...........................Delaware     100
            First SunAmerica Life Insurance Company................................New York     100
   AIG Risk Management, Inc. ......................................................New York     100
   AIG Technologies, Inc. ....................................................New Hampshire     100
   AIGTI, Inc. ....................................................................Delaware     100
   AIG Trading Group Inc. .........................................................Delaware     100
      AIG International, Inc. .....................................................Delaware     100
   AIU Insurance Company...........................................................New York      52 /(11)/
   AIU North America, Inc. ........................................................New York     100
   American General Corporation.......................................................Texas     100
      American General Bancassurance Services, Inc. ...............................Illinois     100
      AGC Life Insurance Company...................................................Missouri     100
         AIG Assurance Canada........................................................Canada     100 /(7)/
         AIG Life of Bermuda, Ltd. .................................................Bermuda     100
         American General Life and Accident Insurance Company.....................Tennessee     100
         American General Life Insurance Company......................................Texas     100
            American General Annuity Service Corporation..............................Texas     100
            AIG Enterprise Services, LLC. .........................................Delaware     100
            American General Equity Services Corporation...........................Delaware     100
            American General Life Companies, LLC. .................................Delaware     100
            The Variable Annuity Life Insurance Company...............................Texas     100
               VALIC Retirement Services Company......................................Texas     100
               VALIC Trust Company................................................ ...Texas     100
         American General Property Insurance Company..............................Tennessee   51.85 /(12)/
            American General Property Insurance Company of Florida..................Florida     100
         AIG Annuity Insurance Company................................................Texas     100
         The United States Life Insurance Company in the City of New York..........New York     100
      American General Finance, Inc. ...............................................Indiana     100
         American General Auto Finance, Inc. ......................................Delaware     100
         American General Finance Corporation.......................................Indiana     100
            MorEquity, Inc. .........................................................Nevada     100
               Wilmington Finance, Inc. ...........................................Delaware     100
            Merit Life Insurance Co. ...............................................Indiana     100
            Yosemite Insurance Company..............................................Indiana     100
               CommoLoCo, Inc. .................................................Puerto Rico     100
         American General Financial Services of Alabama, Inc. ......................Alabama     100

                               SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                                of Voting
                                                                                               Securities
                                                                            Jurisdiction of   Owned by its
                                                                             Incorporation      Immediate
                                                                            or Organization    Parent/(2)/
                                                                            ---------------   ------------
      American General Investment Management Corporation...........................Delaware     100
      American General Realty Investment Corporation..................................Texas     100
      American General Assurance Company...........................................Illinois     100
         American General Indemnity Company........................................Illinois     100
         USLIFE Credit Life Insurance Company of Arizona............................Arizona     100
      Knickerbocker Corporation.......................................................Texas     100
   American Home Assurance Company.................................................New York     100
      AIG Domestic Claims, Inc. ...................................................Delaware      50 /(13)/
      AIG Hawaii Insurance Company, Inc. ............................................Hawaii     100
         American Pacific Insurance Company, Inc. ...................................Hawaii     100
      American International Insurance Company.....................................New York     100
         American International Insurance Company of California, Inc. ...........California     100
         American International Insurance Company of New Jersey..................New Jersey     100
         Minnesota Insurance Company..............................................Minnesota     100
      American International Realty Corp. .........................................Delaware    31.5 /(14)/
      Pine Street Real Estate Holdings Corp. .................................New Hampshire   31.47 /(14)/
      Transatlantic Holdings, Inc. ................................................Delaware   33.45 /(15)/
         Transatlantic Reinsurance Company.........................................New York     100
            Putnam Reinsurance Company.............................................New York     100
            Trans Re Zurich.....................................................Switzerland     100
   American International Insurance Company of Delaware............................Delaware     100
   American International Life Assurance Company of New York.......................New York   77.52 /(16)/
   American International Reinsurance Company, Ltd. ................................Bermuda     100
      AIG Edison Life Insurance Company...............................................Japan      90 /(17)/
      American International Assurance Company, Limited...........................Hong Kong     100
      American International Assurance Company (Australia) Limited................Australia     100
      American International Assurance Company (Bermuda) Limited....................Bermuda     100
         American International Assurance Co. (Vietnam) Limited.....................Vietnam     100
         Tata AIG Life Insurance Company Limited......................................India      26
      Nan Shan Life Insurance Company, Ltd. .........................................Taiwan      95
   American International Underwriters Corporation.................................New York     100
   American International Underwriters Overseas, Ltd. ..............................Bermuda     100
      AIG Europe (Ireland) Limited..................................................Ireland     100
      AIG Europe (U.K.) Limited.....................................................England     100
      AIG Brasil Companhia de Seguros............................................. ..Brazil      50
      Universal Insurance Co., Ltd. ...............................................Thailand     100
      La Seguridad de Centroamerica, Compania de Seguros S.A. ....................Guatemala     100
      La Meridional Compania Argentina de Seguros.................................Argentina     100
      American International Insurance Company of Puerto Rico...................Puerto Rico     100
      A.I.G. Colombia Seguros Generales S.A. ......................................Colombia     100
      American International Underwriters GmBH......................................Germany     100
      Underwriters Adjustment Company, Inc. .........................................Panama     100
   American Life Insurance Company.................................................Delaware     100
      AIG Life (Bulgaria) Z.D. A.D. ...............................................Bulgaria     100

                               SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                                of Voting
                                                                                               Securities
                                                                            Jurisdiction of   Owned by its
                                                                             Incorporation      Immediate
                                                                            or Organization    Parent/(2)/
                                                                            ---------------   ------------
      ALICO, S.A. ...................................................................France     100
      First American Polish Life Insurance and Reinsurance Company, S.A. ............Poland     100
      Inversiones Interamericana  S.A. (Chile)........................................Chile     100
      Pharaonic American Life Insurance Company.......................................Egypt   71.63
      Unibanco AIG Seguros S.A. .....................................................Brazil   47.81 /(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ...............................Switzerland     100
   American Security Life Insurance Company, Ltd. .............................Lichtenstein     100
   Birmingham Fire Insurance Company of Pennsylvania...........................Pennsylvania     100
   China America Insurance Company, Ltd. ..........................................Delaware      50
   Commerce and Industry Insurance Company.........................................New York     100
   Commerce and Industry Insurance Company of Canada................................Ontario     100
   Delaware American Life Insurance Company........................................Delaware     100
   Hawaii Insurance Consultants, Ltd. ...............................................Hawaii     100
   HSB Group, Inc. ................................................................Delaware     100
      The Hartford Steam Boiler Inspection and Insurance Company................Connecticut     100
         The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut.........................................................Connecticut     100
         HSB Engineering Insurance Limited..........................................England     100
            The Boiler Inspection and Insurance Company of Canada....................Canada     100
   The Insurance Company of the State of Pennsylvania..........................Pennsylvania     100
   Landmark Insurance Company....................................................California     100
   Mt. Mansfield Company, Inc. .....................................................Vermont     100
   National Union Fire Insurance Company of Pittsburgh, Pa.....................Pennsylvania     100
      American International Specialty Lines Insurance Company.......................Alaska      70 /(19)/
      Lexington Insurance Company..................................................Delaware      70 /(19)/
         AIG Centennial Insurance Company......................................Pennsylvania     100
            AIG Premier Insurance Company......................................Pennsylvania     100
               AIG Indemnity Insurance Company.................................Pennsylvania     100
            AIG Preferred Insurance Company....................................Pennsylvania     100
            AIG Auto Insurance Company of New Jersey.............................New Jersey     100
         JI Accident & Fire Insurance Co. Ltd. .......................................Japan      50
      National Union Fire Insurance Company of Louisiana..........................Louisiana     100
      National Union Fire Insurance Company of Vermont..............................Vermont     100
      21st Century Insurance Group...............................................California   33.03 /(20)/
         21st Century Insurance Company..........................................California     100
         21st Century Casualty Company...........................................California     100
         21st Century Insurance Company of the Southwest..............................Texas     100
      Starr Excess Liability Insurance Company, Ltd. ..............................Delaware     100
         Starr Excess Liability Insurance International Ltd. .......................Ireland     100
   NHIG Holding Corp. .............................................................Delaware     100
      Audubon Insurance Company...................................................Louisiana     100
      Audubon Indemnity Company.................................................Mississippi     100
      Agency Management Corporation...............................................Louisiana     100
      The Gulf Agency, Inc. ........................................................Alabama     100
      New Hampshire Insurance Company..........................................Pennsylvania     100

                               SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                                of Voting
                                                                                               Securities
                                                                            Jurisdiction of   Owned by its
                                                                             Incorporation      Immediate
                                                                            or Organization    Parent/(2)/
                                                                            ---------------   ------------

         AIG Europe, S.A. ...........................................................France         /(21)/
         AI Network Corporation....................................................Delaware     100
         American International Pacific Insurance Company..........................Colorado     100
         American International South Insurance Company........................Pennsylvania     100
         Granite State Insurance Company.......................................Pennsylvania     100
         New Hampshire Indemnity Company, Inc. ................................Pennsylvania     100
            AIG National Insurance Company, Inc. ..................................New York     100
         Illinois National Insurance Co. ..........................................Illinois     100
         New Hampshire Insurance Services, Inc. ..............................New Hampshire     100
      AIG Star Life Insurance Co., Ltd. ..............................................Japan     100
   The Philippine American Life and General Insurance Company...................Philippines   99.78
      Pacific Union Assurance Company............................................California     100
      Philam Equitable Life Assurance Company, Inc. ............................Philippines   95.31
      Philam Insurance Company, Inc. ...........................................Philippines     100
   Risk Specialist Companies, Inc. ................................................Delaware     100
   United Guaranty Corporation...............................................North Carolina   36.3l /(22)/
      United Guaranty Insurance Company......................................North Carolina     100
      United Guaranty Mortgage Insurance Company.............................North Carolina     100
      United Guaranty Mortgage Insurance Company of North Carolina...........North Carolina     100
      United Guaranty Partners Insurance Company....................................Vermont      80
      United Guaranty Residential Insurance Company of North Carolina........North Carolina     100
      United Guaranty Residential Insurance Company..........................North Carolina   75.03 /(23)/
         United Guaranty Commercial Insurance Company of North Carolina......North Carolina     100
         United Guaranty Mortgage Indemnity Company..........................North Carolina     100
         United Guaranty Credit Insurance Company............................North Carolina     100
      United Guaranty Services, Inc. ........................................North Carolina     100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/  Formerly known as AIG SunAmerica Inc.
/(9)/  Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.

/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.
/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The United States Life Assurance Company of New York (Depositor).

Item 29. Indemnification

The United States Life Insurance Company in the City of New York's Bylaws provide in Article X for indemnification of directors, officers and employees of the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for The United States Life Insurance Company in the City of New York Separate Account USL VA-R, which offers interests in variable annuities.

American General Equity ServicesCorporation also acts as principal underwriter for certain other separate accounts of The United States Life Insurance Company in the City of New York affiliates.

(b) Management.

  Name and Principal              Positions and Offices with Underwriter
   Business Address            American General Equity Services Corporation
----------------------   -------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-Money
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

  Name and Principal              Positions and Offices with Underwriter
   Business Address            American General Equity Services Corporation
----------------------   -------------------------------------------------------
Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                         Net          Compensation on
                     Underwriting    Events Occasioning
Name of Principal   Discounts and    the Deduction of a    Brokerage        Other
   Underwriter       Commissions    Deferred Sales Load   Commissions   Compensation
-----------------   -------------   -------------------   -----------   ------------
American General
Equity Services
Corporation               0                  0                 0              0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 830 Third Avenue, New York, New York 10022, The United States Life Insurance Company in the City of New York's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713 or the Houston office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 11th day of August, 2005.

                                        THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        SEPARATE ACCOUNT USL VL-R
                                        (Registrant)


                                    BY: THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT

[SEAL]


ATTEST: LAUREN W. JONES
        ---------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                     Date
---------                       -----                     ----


RODNEY O. MARTIN, JR.           Director and Chairman     August 11, 2005
-----------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ                  Director, President and   August 11, 2005
-----------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT            Director and Chief        August 11, 2005
-----------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF             Director                  August 11, 2005
-----------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN                 Director                  August 11, 2005
-----------------------------
MARION E. FAJEN


PATRICK J. FOLEY                Director                  August 11, 2005
-----------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III            Director                  August 11, 2005
-----------------------------
CECIL C. GAMWELL III


JACK R. HARNES                  Director                  August 11, 2005
-----------------------------
JACK R. HARNES

Signature                       Title                     Date
---------                       -----                     ----


DAVID L. HERZOG                 Director                  August 11, 2005
-----------------------------
DAVID L. HERZOG


JOHN I. HOWELL                  Director                  August 11, 2005
-----------------------------
JOHN I. HOWELL


ERNEST T. PATRIKIS              Director                  August 11, 2005
-----------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                 Director                  August 11, 2005
-----------------------------
GARY D. REDDICK


JAMES W. WEAKLEY                Director                  August 11, 2005
-----------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

     (j)(1) General Guarantee Agreement between The United States Life Insurance Company in the City of New York and American Home Assurance Company.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1